Revisions of Previously Issued Financial Statements	6 Months Ended
Jun. 30, 2024
Restatement of Previously Issued Financial Statements [Abstract]
Revisions of Previously Issued Financial Statements

Note 11

Revisions of previously issued financial statements:

The Company has revised the previously issued 2023 financial statements for the presentation of treasury stock as a reclassification of into common stock in the amount of -$64,858 for the period ended December 31, 2023.

In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the error from qualitative and quantitative perspectives, and concluded that the error was immaterial to any prior annual or interim financial statements. Notwithstanding this conclusion, management has revised the accompanying consolidated financial statements for 2023 and related notes included herein to correct this error for the 2023 financial statements presented.

The following tables present the effect of correcting this error on the Company’s previously issued financial statements.

	As of December 31, 2023
Balance Sheet	As previously reported	Adjustment	As revised
Total assets	$1,846,641	—	$1,846,641

Total liabilities	$10,680,204	—	$10,680,204
Shareholders’ equity:
Common shares	733,413	(64,858)	668,555
Treasury shares	(64,858)	64,858	—
Additional paid-in capital	61,029,437	—	61,029,437
Accumulated deficit	(70,373,484)	—	(70,373,484)
Accumulated other comprehensive loss	(158,071)	—	(158,071)
Total shareholders’ equity	$(8,833,563)	—	$(8,833,563)
Total liabilities and shareholders’ equity	$1,846,641	—	$1,846,641

	As of January 1, 2024
Changes in Shareholders’ Deficit	As previously reported	Adjustment	As revised
Common shares - shares	891,795	(81,072)	810,723

Common shares - amount	$733,413	$(64,858)	$668,555
Treasury shares	(64,858)	64,858	—
Additional paid-in capital	61,029,437	—	61,029,437
Accumulated deficit	(70,373,484)	—	(70,373,484)
Accumulated other comprehensive loss	(158,071)	—	$(158,071)
Total	$(8,833,563)	—	$(8,833,563)

	As of June 30, 2023
Changes in Shareholders’ Deficit	As previously reported	Adjustment	As revised
Common shares - shares	891,795	(81,072)	810,723

Common shares - amount	$733,413	$(64,858)	$668,555
Treasury shares	(64,858)	64,858	—
Additional paid-in capital	60,925,046	—	60,925,046
Accumulated deficit	(65,814,193)	—	(65,814,193)
Accumulated other comprehensive loss	(66,225)	—	$(66,225)
Total	$(4,286,817)	—	$(4,286,817)

The above revision did not impact the previously recorded earnings per share.